JPMorgan SmartRetirement Blend 2070 Fund Annual Fund Operating Expenses - I Shares [Member] - JPMorgan SmartRetirement Blend 2070 Fund	Feb. 25, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	10/31/27
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.30%	[1]
Other Expenses (as a percentage of Assets):	0.55%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.40%)	[2]
Net Expenses (as a percentage of Assets)	0.42%	[2]

[1]	“Remainder of Other Expenses” and “Acquired Fund (Underlying Fund) Fees and Expenses” are based on estimated amounts for the current fiscal year.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding (1) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses incurred by the fund or an underlying funds and (2) Acquired Fund (Underlying Fund) Fees and Expenses incurred by an underlying fund) exceed 0.42% of the average daily net assets of Class I Shares. These waivers are in effect through 10/31/27, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.